EMPLOYEE BENEFITS (10K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Compensation expenses	$ 539,000	$ 560,000
US Sponsor Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution (in hundredths)	4.00%
Service period to participate in plan	1 month
UK Subsidiaries Sponsor Plans [Member] | Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution (in hundredths)	3.00%
Service period to participate in plan	3 months
UK Subsidiaries Sponsor Plans [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution (in hundredths)	7.00%
Service period to participate in plan	1 year
Australia Subsidiaries Sponsor Plans [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution (in hundredths)	9.00%
Australia Subsidiaries Sponsor Plans [Member] | Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Service period to participate in plan	3 months
Australia Subsidiaries Sponsor Plans [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Service period to participate in plan	1 year